VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs from the Company’s investment activities included in the financial statements are as follows:

AS OF US$ MILLIONS	June 30, 2026	December 31, 2025
Available-for-sale fixed maturity securities	$226	$74
Equity securities	5,338	5,728
Mortgage loans on real estate, net of allowance	467	248
Private loans, net of allowance	1,948	1,980
Investment real estate	2,875	2,660
Real estate partnerships	4,405	3,780
Investment funds	10,604	7,997
Other invested assets	400	326
Cash and cash equivalents	412	320
Other assets	183	462
Total assets of consolidated VIEs	$26,858	$23,575
Notes payable	206	205
Other liabilities	547	768
Total liabilities of consolidated VIEs	$753	$973
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

AS OF US$ MILLIONS	June 30, 2026		December 31, 2025
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Available-for-sale fixed maturity securities	$2,554	$3,091	$1,296	$1,604
Equity securities	299	299	253	253
Mortgage loans on real estate, net of allowance	344	344	414	414
Private loans, net of allowance	447	474	368	368
Real estate partnerships	4,248	4,265	3,570	3,642
Investment funds	7,932	13,634	6,489	8,994
Other invested assets	787	934	316	316
Total	$16,611	$23,041	$12,706	$15,591